PROPERTY AND EQUIPMENT (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Depreciation and amortization expense	$ 20,000	$ 17,000	$ 59,000	$ 68,000	$ 94,000	$ 63,000